Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 795	$ 1,135	$ 875	$ 1,246
Provision for credit losses
Originations	1	1	7	4
Maturities	(9)	(10)	(26)	(29)
Changes in risk, parameters and exposures	136	(85)	220	(27)
Write–offs	(132)	(123)	(370)	(350)
Recoveries	43	43	127	120
Exchange rate and other	1	1	2	(2)
Balance at end of period	835	962	835	962
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	169	326	233	364
Provision for credit losses
Transfers to Stage 1	99	197	374	575
Transfers to Stage 2	(21)	(22)	(72)	(80)
Transfers to Stage 3	(1)	(1)	(2)	(3)
Originations	1	1	7	4
Maturities	(1)	(1)	(4)	(5)
Changes in risk, parameters and exposures	(71)	(220)	(362)	(574)
Exchange rate and other		(1)	1	(2)
Balance at end of period	175	279	175	279
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	626	809	642	882
Provision for credit losses
Transfers to Stage 1	(99)	(197)	(374)	(575)
Transfers to Stage 2	21	22	72	80
Transfers to Stage 3	(87)	(94)	(238)	(230)
Maturities	(8)	(9)	(22)	(24)
Changes in risk, parameters and exposures	207	151	580	550
Exchange rate and other		1
Balance at end of period	660	683	660	683
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	88	95	240	233
Changes in risk, parameters and exposures		(16)	2	(3)
Write–offs	(132)	(123)	(370)	(350)
Recoveries	43	43	127	$ 120
Exchange rate and other	$ 1	$ 1	$ 1